UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [x] is a restatement.
				 [ ] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 3652 South Third Street
	 Suite 200
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name: 	Erika Sharp
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Erika Sharp  Jacksonville, Florida April 16, 2008
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	56
Form 13F information table value total:	119,794,994.01
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE


NAME OF ISSUER   		TYPE	CUSIP   	SHARES	  FMV
WAL MART STORES INC		com	931142103	116,089	6,115,568.52	sole
AUTOMATIC DATA PROCESSING INC	com	053015103	137,498	5,828,540.22	sole
DELL INC COM			com	24702R101	239,329	4,767,433.68	sole
HORACE MANN EDUCATORS CORP NEW	com	440327104	248,335	4,340,895.80	sole
ANHEUSER BUSCH COS INC		com	035229103	86,628	4,110,498.60	sole
APPLIED SIGNAL TECH COM		com	038237103	326,650	3,854,470.00	sole
COMCAST CORP CL A		com	20030N101	196,005	3,790,736.70	sole
CINTAS CORP COM			com	172908105	131,548	3,754,379.92	sole
INTERNATIONAL SPEEDWAY CO CLA	com	460335201	88,498	3,646,117.60	sole
KRAFT FOODS INC CL A		com	50075N104	117,296	3,637,348.96	sole
TOTAL SYS SVCS INC COM		com	891906109	153,665	3,635,713.90	sole
THE LIMITED			com	532716107	204,153	3,491,016.30	sole
SARA LEE CORP COM		com	803111103	242,669	3,392,512.62	sole
MYLAN LABS INC COM		com	628530107	289,520	3,358,432.00	sole
WILEY JOHN & SONS INC CL A	com	968223206	82,185	3,262,744.50	sole
TELLABS INC			com	879664100	525,080	2,861,686.00	sole
BERKSHIRE HATHAWAY INC DEL CLB	com	084670207	604	2,701,631.60	sole
GENERAL ELECTRIC CO		com	369604103	70,440	2,606,981.55	sole
BALDWIN AND LYONS INC CL B	com	057755209	100,607	2,583,587.76	sole
XL CAPITAL LTD A SHS		com	G98255105	85,638	2,530,602.90	sole
HEALTH MGMT ASSOC INC CL A	com	421933102	474,285	2,508,967.65	sole
PEPSICO INC			com	713448108	32,742	2,363,972.40	sole
POTLATCH CORP NEW COM		com	737630103	57,190	2,360,231.30	sole
FAMILY DLR STORES INC COM	com	307000109	120,155	2,343,022.50	sole
PATTERSON DENTAL CO COM		com	703395103	58,369	2,118,794.70	sole
LABORATORY AMER HLDGS COM NEW	com	50540R409	28,400	2,092,512.00	sole
DSW INC CL A			com	23334L102	147,615	1,911,614.25	sole
COCA COLA CO			com	191216100	30,773	1,873,152.51	sole
3M CO				com	88579Y101	22,467	1,778,263.05	sole
STARBUCKS CORP COM		com	855244109	98,450	1,722,875.00	sole
MOCON INC			com	607494101	132,486	1,494,442.08	sole
JOHNSON AND JOHNSON CO		com	478160104	22,398	1,452,986.17	sole
OIL DRI CORP AMERICA		com	677864100	80,282	1,436,244.98	sole
MEDTRONIC INC			com	585055106	28,709	1,388,654.33	sole
TRAVELERS GROUP INC COM		com	89417E109	28,883	1,382,051.55	sole
PROCTER AND GAMBLE CO		com	742718109	18,987	1,330,397.54	sole
PFIZER INC			com	717081103	59,131	1,237,611.34	sole
ACCENTURE LTD BERMUDA CL A	com	G1150G111	32,199	1,132,438.83	sole
COLGATE PALMOLIVE CO		com	194162103	14,283	1,112,788.53	sole
MICROSOFT CORP			com	594918104	38,893	1,103,789.81	sole
CENTRAL GARDEN&PET CO COM	com	153527106	235,525	1,085,770.25	sole
CONN WTR SVC INC COM		com	207797101	41,565	983,843.55	sole
HARLEY DAVIDSON INC		com	412822108	25,564	958,650.00	sole
DELTA NAT GAS INC COM		com	247748106	37,613	928,664.97	sole
HOME DEPOT INC			com	437076102	31,629	884,663.13	sole
ENERGY WEST INC COM NEW		com	29274A204	98,385	882,026.01	sole
EXXON MOBIL CORP		com	30231G102	10,005	846,249.20	sole
COMMUNICATIONS SYS INC		com	203900105	73,880	795,687.60	sole
HERSHEY COMPANY			com	427866108	20,480	771,481.60	sole
AMERICAN EXPRESS CO		com	025816109	17,179	751,065.88	sole
RGC RES INC COM			com	74955L103	27,103	739,098.81	sole
MIDDLESEX WATER CO COM		com	596680108	31,895	579,213.20	sole
MCRAE INDS INC CL A		com	582757209	21,012	340,394.40	sole
VIRCO MFG CO COM		com	927651109	59,480	311,080.40	sole
NATIONAL BEVERAGE CORP COM	com	635017106	38,538	295,586.46	sole
PRESTIGE BRANDS HLDGS COM	com	74112D101	27,605	225,808.90	sole